Description of Business (Details) - USD ($) $ in Thousands	May 08, 2026	Dec. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Retained earnings (accumulated deficit)			$ (827,179)	$ (853,669)	$ (268,144)
Cash and cash equivalents and marketable securities		$ 120,700	90,200
Short-term debt obligations		$ 11,900	$ 12,300
Subsequent Event | PIPE Transaction
Class of Stock [Line Items]
Proceeds from issuance of private placement	$ 100,000